Borrowings and debt (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of short term borrowings [Line Items]
Average outstanding balance during the year	$ 710,021	$ 1,348,230
Maximum outstanding balance at any month - end	1,072,723	1,876,322
Total short-term borrowings and debt	1,072,723	1,470,075
Short-term borrowings [member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings and debt	1,062,223	1,445,075
Short term debt [Member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings and debt	10,500	25,000
US dollar [Member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings and debt	1,044,500	1,470,000
Mexican peso [Member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings and debt	28,223	75
Fixed interest rate [member] | Short-term borrowings [member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings and debt	429,069	788,075
Fixed interest rate [member] | Short term debt [Member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings and debt	$ 10,500	$ 25,000
Fixed interest rate [member] | Short term borrowings and debt [Member] | Mexican peso [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	7.92%	6.16%
Floating interest rate [member] | Short-term borrowings [member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings and debt	$ 633,154	$ 657,000
Floating interest rate [member] | Short term debt [Member]
Disclosure of short term borrowings [Line Items]
Total short-term borrowings and debt	$ 0	$ 0
Floating interest rate [member] | Short term borrowings and debt [Member] | Mexican peso [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate		5.72%
Bottom of range [member] | Fixed interest rate [member] | Short term borrowings and debt [Member] | US dollar [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	1.60%	1.10%
Bottom of range [member] | Floating interest rate [member] | Short term borrowings and debt [Member] | US dollar [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	1.77%	1.14%
Bottom of range [member] | Floating interest rate [member] | Short term borrowings and debt [Member] | Mexican peso [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	7.68%
Weighted Average [Member] | Short term borrowings and debt [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	2.16%	1.30%
Weighted Average [Member] | During the Year [Member] | Short term borrowings and debt [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	1.66%	1.10%
Top of range [member] | Fixed interest rate [member] | Short term borrowings and debt [Member] | US dollar [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	1.95%	1.50%
Top of range [member] | Floating interest rate [member] | Short term borrowings and debt [Member] | US dollar [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	2.08%	1.48%
Top of range [member] | Floating interest rate [member] | Short term borrowings and debt [Member] | Mexican peso [Member]
Disclosure of short term borrowings [Line Items]
Borrowings, interest rate	7.89%